FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS

NOTE 7—FAIR VALUES OF FINANCIAL INSTRUMENTS

The valuation methodologies we use to measure the fair values of our derivatives and available-for-sale securities are as follows:

Derivatives

Level 2 derivative assets and liabilities primarily include over-the-counter forward contracts, largely consisting of foreign currency derivative instruments. Where applicable, the value of these derivative assets and liabilities is computed by discounting the projected future cash flow amounts to present value using market-based observable inputs, including foreign exchange forward and spot rates, interest rates and counterparty performance risk adjustments.

At December 31, 2014, we had forward contracts outstanding to purchase or sell foreign currencies with a total notional value of $844.3 million and a total liability position fair value of $46.9 million.

Available-for-Sale Securities

The following is a summary of our available-for-sale securities measured at fair value:

	December 31, 2014
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mutual funds(1)	$2,216	$—	$2,216	$—
Commercial paper	1,699	—	1,699	—

Total	$3,915	$—	$3,915	$—

	December 31, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mutual funds(1)	$2,173	$—	$2,173	$—
Commercial paper	3,699	—	3,699	—
Asset-backed securities and collateralized mortgage obligations(2)	7,639	—	2,082	5,557

Total	$13,511	$—	$7,954	$5,557
(1)	Various U.S. equities and other investments managed under mutual funds
(2)	Asset-backed and mortgage-backed securities with maturities of up to 26 years

Our Level 2 investments consist primarily of commercial paper, asset-backed commercial paper notes backed by a pool of mortgage-backed securities and mutual funds. The fair value of our Level 2 investments was determined using a market approach which is based on quoted prices and other information for similar or identical instruments.

Our Level 3 investment consists of asset-backed commercial paper notes backed by a pool of mortgage-backed securities. The fair value of this Level 3 investment was based on the calculation of an overall weighted-average valuation, using the prices of the underlying individual securities. Individual securities in the pool were valued based on market observed prices, where available. If market prices were not available, prices of similar securities backed by similar assets were used.

Changes in Level 3 Instrument

The following is a summary of the changes in our Level 3 instrument measured on a recurring basis for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
	(in thousands)
Balance at beginning of period	$5,557	$6,343
Total realized and unrealized gains (losses)	(375)	484
Sales and principal repayments	(5,182)	(1,270)
Balance at end of period	$—	$5,557

Other Financial Instruments

We used the following methods and assumptions in estimating our fair value disclosures for our other financial instruments:

Cash and cash equivalents and restricted cash and cash equivalents. The carrying amounts that we have reported in the accompanying consolidated balance sheets for cash, cash equivalents and restricted cash and cash equivalents approximate their fair values and are classified as Level 1 within the fair value hierarchy.

Short-term and long-term debt. The fair value of debt instruments is classified as Level 2 within the fair value hierarchy and is valued using a market approach based on quoted prices for similar instruments traded in active markets. Where quoted prices are not available, the income approach is used to value these instruments based on the present value of future cash flows discounted at estimated borrowing rates for similar debt instruments or on estimated prices based on current yields for debt issues of similar quality and terms.

Forward contracts. The fair value of forward contracts is classified as Level 2 within the fair value hierarchy and is valued using observable market parameters for similar instruments traded in active markets. Where quoted prices are not available, the income approach is used to value forward contracts, which discounts future cash flows based on current market expectations and credit risk.

The estimated fair values of certain of our financial instruments are as follows:

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Balance Sheet Instruments
Cash and cash equivalents	$665,309	$665,309	$118,702	$118,702
Restricted cash and cash equivalents	$187,585	$187,585	$23,652	$23,652
Investments	$3,915	$3,915	$13,511	$13,511
Debt	$(891,547)	(737,980)	$(88,562)	$(90,005)
Forward contracts	$(46,912)	$(46,912)	$(28,767)	$(28,767)

See Note 1 “Basis of Presentation and Significant Accounting Policies—Impairment Review,” for a description of significant Level 3 inputs used in development of fair value of nonfinancial assets during the year ended December 31, 2014.